Interest and financing service fees on loans	12 Months Ended
Dec. 31, 2021
Interest and financing service fees on loans [Abstract]
Interest and financing service fees on loans
19	Interest and financing service fees on loans

Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Interest income on loans which is recognized with contractual interest rate were RMB2,906,171,249, RMB1,812,996,763 and RMB1,759,906,523 for the years ended December 31, 2019, 2020 and 2021, respectively. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method. Financing service fees on loans were RMB47,309,748, RMB15,691,147 and RMB10,445,122 for the years ended December 31, 2019, 2020 and 2021, respectively.

Interest and fees income and costs from traditional facilitation model and new collaboration model for the year ended December 31, 2021 are listed as below:

	Year ended December 31, 2021
	Traditional facilitation model	Collaboration model	Total
	RMB	RMB	RMB

Interest and financing service fees on loans	221,911,212	1,548,440,433	1,770,351,645
Interests on deposits with banks	1,370,290	10,603,385	11,973,675
Interest expenses on interest-bearing borrowings	(2,176,396)	(773,389,219)	(775,565,615)

Net interest and fees income	221,105,106	785,654,599	1,006,759,705

Collaboration cost for sales partners	-	(425,736,650)	(425,736,650)

Net interest and fees income after collaboration cost	221,105,106	359,917,949	581,023,055

Provision for credit losses	453,252,659	(175,062,153)	278,190,506

Net interest and fees income after provision for credit losses	674,357,765	184,855,796	859,213,561